Change in Accounting Principles (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Lease, Liability	$ 932
Accumulated Other Comprehensive Income (Loss), Net of Tax	(5,357)	$ (6,063)	$ (5,518)	$ (6,193)
Retained Earnings (Accumulated Deficit)	$ 39,742	34,010
Accounting Standards Update 2016-02 (Topic 842) [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2019
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true
Accounting Standards Update 2016-02 (Topic 842) [Member] | Restatement Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Lease, Right-of-Use Asset		998
Operating Lease, Liability		998
ASU 2018-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax		(6,103)
Retained Earnings (Accumulated Deficit)		34,050
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2019
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true
ASU 2018-02 [Member] | Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax		(6,063)
Retained Earnings (Accumulated Deficit)		34,010
ASU 2018-02 [Member] | Restatement Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax		(40)
Retained Earnings (Accumulated Deficit)		$ 40